Intangible assets - Narrative (Details) € in Thousands	12 Months Ended
	Mar. 31, 2022 EUR (€) cash-generatingUnit	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2016 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Cash flow extrapolation period	5 years
Discount rate used in current estimate of value in use	8.66%	7.79%	9.91%
Revenue growth rate	11.40%
Period of assumptions used	2 years
Growth rate used to extrapolate cash flow projections	2.00%	2.00%	2.00%
Percentage of reasonably possible increase in unobservable input, assets	30.00%
Reasonably possible unobservable input, revenue growth rate	30.00%
Projection period	5 years
Goodwill	€ 485,622	€ 475,890	€ 409,511
Intangible assets	584,026	625,379	631,002
TFSS
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 1,441,800
Recoverable amount over carrying value (in percentage)	476.00%
Goodwill	€ 361,879	361,470	360,311
AVPS
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 231,300
Recoverable amount over carrying value (in percentage)	444.00%
Goodwill	€ 51,271	50,497	49,200
eCommerce Return Solutions
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 72,500
Number of cah-generating unit | cash-generatingUnit	2
ZigZag
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 79,400
Recoverable amount over carrying value (in percentage)	217.00%
Goodwill	€ 64,540	63,923	0
Revenue multiple	4
Expected revenue lower than projected, maximum percentage	50.00%
Expected revenue lower than expected, multiple	2.6
Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 7,932	0	0
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,742	61,557	132,472
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 56,859	59,457	€ 58,909
Not internally generated | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Not internally generated | Software | Currency Select
Disclosure of detailed information about intangible assets [line items]
Intangible assets				€ 17,900
Not internally generated | Software | ZigZag Global Ltd
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,200	€ 5,200
Maximum | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	14.7
Maximum | Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill, percentage of total amount	2.00%
Minimum | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	4.6
Median | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	5.8
Bottom of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Top of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years 6 months